Leases (Tables)	9 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Costs

The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Nine months ended June 30,
	2024	2023
Operating lease cost	$307	$303
Short-term lease cost	88	227
Total lease cost	$395	$530

Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of June 30, 2024:

Years ending September 30,
2024 (remaining three months)	$150
2025	617
2026	639
2027	532
Total minimum lease payments	1,938
Less: imputed interest	(393)
Present value of future minimum lease payments	1,545
Less: current obligations under leases	(406)
Long-term lease obligations	$1,139